Organization and Business Description (Details) - Schedule of list of disposed entities	12 Months Ended
Dec. 31, 2020
HC High Summit Limited (“HC High HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	HC High Summit Limited (“HC High HK”)
Relationship	100% owned by HC High BVI before August 28, 2020
Hao Limo Technology (Beijing) Co. Ltd. (“Hao Limo”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Hao Limo Technology (Beijing) Co. Ltd. (“Hao Limo”)
Relationship	WOFE, 100% owned by HC High HK
Beijing Tianxing Kunlun Technology Co. Ltd. (“Beijing Tianxing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Beijing Tianxing Kunlun Technology Co. Ltd. (“Beijing Tianxing”)* [1]
Relationship	VIE of Hao Limo

[1]	Upon disposition, Beijing Tianxing’ six wholly owned subsidiaries and one 60% owned subsidiary were also disposed.